Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Issued Share Based Awards

Under the plan, the Company has issued the following share based awards:

	Restricted Stock Units
	Number of Units		Weighted Average Fair Value on Grant	Actual Fair Value on Vesting
	Management	Directors	Date	Date
Unvested as at January 1, 2011	260,000	58,511	$4.23	n/a
Vested in January 2011	—	(58,511)	1.88	5.04
Granted on March 17, 2011	15,000	17,886	6.15	n/a
Vested in September 2011	(206,250)	—	4.84	2.35
Granted on September 2, 2011	150,000	—	3.07	n/a
Vested in October 2011	(68,750)	—	4.84	1.96

Unvested as at December 31, 2011	150,000	17,886	$3.40	n/a
Vested in January 2012	—	(17,886)	6.15	1.75
Granted on March 13, 2012	75,000	32,070	3.43	n/a

Unvested as at December 31, 2012	225,000	32,070	$3.22	n/a
Vested in January 2013	—	(32,070)	3.43	3.07
Granted on March 7, 2013	75,000	27,550	3.43	n/a

Unvested as at December 31, 2013	300,000	27,550	$3.26	n/a